Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions And Divestitures
Schedule of acquisitions and divestitures

		Year ended December 31, 2023
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Mineração Rio do Norte	16(d)	-	-	-	-	(87)
Companhia Siderúrgica do Pecém	16(f)	-	-	-	-	31
		-	-	-	-	(56)

		Year ended December 31, 2022
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Companhia Siderúrgica do Pecém (i)	16(f)	-	-	-	-	(135)
Midwestern System	16(g)	37	-	37	1,121	-
California Steel Industries	16(h)	-	150	150	-	142
Manganese	16(i)	-	-	-	(10)	-
Other		28	-	28	-	(9)
		65	150	215	1,111	(2)
Discontinued operations (Coal)	16(l)	3,072		3,072	(589)	-
		3,137	150	3,287	522	(2)

(i) Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.

		Year ended December 31, 2021
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	16(g)	-	-	-	(78)	-
Vale Nouvelle-Calédonie	16(m)	1,132	-	1,132	(98)	-
Vale Shipping Holding	16(k)	771	-	771	-	-
Manganese	16(i)	-	-	-	(35)	-
Other		9	-	9	-	(75)
		1,912	-	1,912	(211)	(75)
Discontinued operations (Coal)	16(l)	424		424	(3,282)	-
		2,336	-	2,336	(3,493)	(75)

Schedule of effects on the balance sheet

		December 31, 2023
	Notes	PTVI (held for sale)
Assets
Cash and cash equivalents		703
Accounts receivable		20
Inventories		80
Taxes		117
Investments		13
Property, plant and equipment	18	2,792
Intangibles	17	69
Other assets		139
		3,933
Liabilities
Suppliers and contractors		172
Other liabilities		389
		561
Net assets held for sale		3,372

Schedule of fair value of assets and liabilities assumed

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangibles	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
2,517
Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i)	Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

Schedule of net income and cash flows from discontinued operations

	Year ended December 31,
	2023	2022	2021
Net income from discontinued operations
Net operating revenue	-	448	1,083
Cost of goods sold and services rendered	-	(264)	(1,386)
Operating expenses	-	(13)	(33)
Impairment and results on disposals of non-current assets, net	-	(589)	(3,282)
Operating loss	-	(418)	(3,618)
Cumulative translation adjustments (i)	-	3,072	-
Derecognition of noncontrolling interest	-	(585)	-
Financial results, net	-	(7)	447
Equity results in associates and joint ventures	-	-	(26)
income (loss) before income taxes	-	2,062	(3,197)
Income taxes	-	(2)	821
Net income (loss) from discontinued operations	-	2,060	(2,376)
Loss attributable to noncontrolling interests	-	-	(85)
Net income (loss) attributable to Vale's shareholders	-	2,060	(2,291)

(i) In 2021, the Company assessed that its Australian subsidiaries (part of the coal business), which were no longer operational, were considered "abandoned" under IAS 21 - The Effects of Changes in Foreign Exchange Rates and, therefore, the Company recognized a gain related to the cumulative translation adjustments in the amount of US$424, which was reclassified to the net income as “Other financial items, net”.

	Year ended December 31,
	2023	2022	2021
Cash flow from discontinued operations
Operating activities
Income (loss) before income taxes	-	2,062	(3,197)
Adjustments:
Equity results in associates and joint ventures	-	-	26
Depreciation, amortization and depletion	-	-	69
Impairment and results on disposals of non-current assets, net	-	589	3,282
Derecognition of noncontrolling interest	-	585	-
Financial results, net	-	(3,065)	(447)
Decrease in assets and liabilities	-	(130)	(49)
Net cash generated (used) by operating activities	-	41	(316)

Investing activities
Additions to property, plant and equipment	-	(38)	(194)
Acquisition of NLC, net of cash	-	-	(2,345)
Disposal of coal, net of cash	-	(65)	-
Other	-	-	70
Net cash used in investing activities	-	(103)	(2,469)

Financing activities
Payments	-	(11)	(13)
Net cash used by financing activities	-	(11)	(13)
Net cash used by discontinued operations	-	(73)	(2,798)